SUBSEQUENT EVENTS (Details Narrative)	Mar. 18, 2025 USD ($) $ / shares	Feb. 07, 2025 shares	Jan. 28, 2025 T	Dec. 31, 2024 T shares	Mar. 16, 2023 shares
Subsequent Event [Line Items]
Tons of lithium battery produced | T				50,000
Shares reserved for future issuance | shares				0	2,301,120
Common Stock [Member]
Subsequent Event [Line Items]
Shares reserved for future issuance | shares				1,150,560
Subsequent Event [Member]
Subsequent Event [Line Items]
Tons of lithium battery produced | T			20,000
Money Market Funds, at Carrying Value | $	$ 15,000,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Shares reserved for future issuance | shares		500,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Tons of lithium battery produced | T			25,000
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Bid price | $ / shares	$ 1.00